Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2021
Registrant Name	dei_EntityRegistrantName	ProShares Trust
CIK	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 15, 2021
Document Effective Date	dei_DocumentEffectiveDate	Oct. 18, 2021
Prospectus Date	rr_ProspectusDate	Oct. 15, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
ProShares Bitcoin Strategy ETF | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BITO